Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Lessee, Lease, Description [Line Items]
Total lease cost	$ 11,566	$ 11,896	$ 36,694	$ 40,078
Right-of-use assets obtained in exchange for lease obligations	$ 2,100	$ 1,700	$ 24,600	$ 37,600
Weighted average remaining lease term	6 years 9 months		6 years 9 months
Weighted average discount rate	3.15%		3.15%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities	Other Liabilities	Other Liabilities
Other liabilities
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 33,900	$ 42,200	$ 33,900	$ 42,200
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost			28,100	38,100
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost			$ 8,600	$ 2,000